FV Measurements (Tables)	12 Months Ended
Dec. 31, 2025
FV Measurements [Abstract]
Classification of Fair Value of Derivatives
As at December 31, 2025
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:
Commodity swaps and forwards
$
21 $ -
$ -
$
21
FX forwards
-
3 -
3
21
3 -
24
HFT derivatives:
Power swaps and physical contracts
(1)
29
7
35
Natural gas swaps, futures, forwards, physical
contracts and related transportation
1
88
34
123
-
117
41
158
Other derivatives:
FX forwards
-
8 -
8
Equity derivatives
8 -
-
8
8
8 -
16
Total assets
29
128
41
198
Liabilities
Regulatory deferral:
Commodity swaps and forwards
$
11 $
21 $ -
$
32
FX forwards
-
2 -
2
11
23 -
34
HFT derivatives:
Power swaps and physical contracts
(4)
31
7
34
Natural gas swaps, futures, forwards and physical
contracts
1
115
464
580
(3)
146
471
614
Other derivatives:
FX forwards
-
1 -
1
-
1 -
1
Total liabilities
8
170
471
649
Net assets (liabilities)
$
21 $ (42) $ (430) $ (451)
As at December 31, 2024
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:
Commodity swaps and forwards
$
15 $
3 $ -
$
18
FX forwards
-
27 -
27
15
30 -
45
HFT derivatives:
Power swaps and physical contracts
2
23
5
30
Natural gas swaps, futures, forwards, physical
contracts and related transportation
13
52
27
92
15
75
32
122
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total assets
30
104
32
166
Liabilities
Regulatory deferral:
Commodity swaps and forwards
18
19 -
37
FX forwards
-
3 -
3
18
22 -
40
HFT derivatives:
Power swaps and physical contracts
2
21
4
27
Natural gas swaps, futures, forwards and physical
contracts
(11)
89
437
515
(9)
110
441
542
Other derivatives:
FX forwards
-
34 -
34
Equity derivatives
2 -
-
2
2
34 -
36
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total liabilities
11
165
441
617
Net assets (liabilities) $
19 $ (61) $ (409) $ (451)
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.

Change in Fair Value of Level 3 Financial Assets and Liabilities
The change in the FV of the Level 3 financial assets and liabilities for the year ended December 31, 2025
was as follows:
HFT Derivatives
millions of dollars Power
Natural gas
Total
Assets
Balance, beginning of period $
5 $
27 $
32
Total
realized and unrealized gains (losses) included in non-regulated operating revenues
2
7
9
Balance, December 31, 2025
$
7 $ 34 $
41
Liabilities
Balance, beginning of period $
4 $
437 $
441
Total
realized and unrealized gains (losses) included in non-regulated operating revenues
3
27
30
Balance, December 31, 2025
$
7 $ 464 $
471

Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements
Significant
Weighted
millions of dollars FV Unobservable Input Low High average
(1)
Assets Liabilities
As at December 31, 2025
HFT derivatives – Power
$ 7 $ 7 Third-party pricing $27.35 $150.55 $88.79
swaps and physical contracts
HFT derivatives – Natural
34 464
Third-party pricing
$0.51 $18.45
$11.85
gas swaps, futures, forwards
and physical contracts
Total $ 41 $ 471
Net liability $ 430
As at December 31, 2024
HFT derivatives – Power
5 4 Third-party pricing $25.60 $139.65 $82.63
swaps and physical contracts
HFT derivatives – Natural
27 437 Third-party pricing $2.20 $17.54 $8.57
gas swaps, futures, forwards
and physical contracts
Total $ 32 $ 441
Net liability $ 409
(1) Unobservable inputs were weighted by the
relative FV of the instruments.

Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets
Long-term debt is a financial liability not measured at
FV on the Consolidated Balance Sheets. The
balance consisted of the following:
As at Carrying
millions of dollars Amount FV Level 1 Level 2 Level 3 Total
December 31, 2025 $
19,654 $
18,956 $ -
$
18,535 $
421 $
18,956
December 31, 2024 $
18,407 $
17,941 $ -
$
17,688 $
253 $
17,941